UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                    March 31, 2003

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Name:        Manulife Asset Management (US) LLC
Address:     101 Huntington Avenue
             Boston, MA 02199


Form 13F File Number: 028-03673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William Corson
Title: Chief Compliance Officer
Phone:(617) 375-6850

William Corson                    Boston, MA                   February 12, 2013
--------------                    ----------                   ----------------
[Signature]                       [City, State]                [Date]

NOTE: The original filing was made under the name Sovereign Asset Management Corporation.

Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:          NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                      124

Form 13F Information Table Value Total:                  US $855,069 (thousands)


List of Other Included Managers:

No.           Form 13F File Number        Name
1             028-03222                   John Hancock Advisers, Inc.

                                                                                                             VOTING AUTHORITY
                         Title of  CUSIP      Value     Shares or   SH/  Put/  Investment      Other
Name of Issuer           Class     Number     (x$1000)  Prn Amount  PRN  Call  Discretion      Manager  SOLE       SHARED  NONE
3M COMPANY COM           COM       88579Y101  19,205      147,695   SH         SHARED-DEFINED  01          96,745   40      50,910
ABBOTT LABS              COM       002824100   7,722      205,331   SH         SHARED-DEFINED  01         146,821    0      58,510
AFLAC INC COM            COM       001055102  25,565      797,660   SH         SHARED-DEFINED  01         520,017  190     277,453
AIR PRODS & CHEMS INC    COM       009158106  16,806      405,644   SH         SHARED-DEFINED  01         269,644  120     135,881
ALLTEL CORP COM          COM       020039103   9,729      217,352   SH         SHARED-DEFINED  01         172,602  125      44,625
ALTRIA GROUP INC COM     COM       02209S103   4,222      140,905   SH         SHARED-DEFINED  01         133,605    0       7,300
AMERICAN HOME PRODS C    COM       026609107       0       15,015   SH         SHARED-DEFINED  01          10,730    0       4,285
AMERICAN INTL GROUP I    COM       026874107  26,578      537,466   SH         SHARED-DEFINED  01         342,026  140     195,300
ANADARKO PETE CORP CO    COM       032511107   3,549       78,000   SH         SHARED-DEFINED  01          69,945    0       8,055
ANHEU USCH COS INC       COM       035229103     378        8,118   SH         SHARED-DEFINED  01           8,118    0           0
AOL TIME WARNER          COM       00184A105     254       23,390   SH         SHARED-DEFINED  01          17,491    0       5,900
AUSTINS STEAKS & SALO    COM       052482205       9       16,666   SH         SHARED-DEFINED  01          16,666    0           0
AUTOMATIC DATA PROCES    COM       053015103   4,070      132,175   SH         SHARED-DEFINED  01          67,841    0      64,334
AVERY DENNISON CORP      COM       053611109   5,567       94,880   SH         SHARED-DEFINED  01          62,015    0      32,865
AVON PRODS INC COM       COM       054303102  25,413      445,449   SH         SHARED-DEFINED  01         334,339  140     110,971
BANK AMER CORP COM       COM       060505104  29,994      448,746   SH         SHARED-DEFINED  01         280,607  110     168,029
BANK NEW YORK INC        COM       064057102  10,579      516,051   SH         SHARED-DEFINED  01         336,695  130     179,226
BARD, C R INC            COM       067383109     366        5,800   SH         SHARED-DEFINED  01           5,800    0           0
BAXTER INTL INC          COM       071813109   4,724      253,433   SH         SHARED-DEFINED  01          46,511    0     206,922
BB&T CORP COM            COM       054937107     270        8,580   SH         SHARED-DEFINED  01           5,980    0       2,600
BECTON DICKINSON & CO    COM       075887109     358       10,400   SH         SHARED-DEFINED  01          10,400    0           0
BELLSOUTH CORP           COM       079860102     417       19,225   SH         SHARED-DEFINED  01           7,249    0      11,976
BP AMOCO P L C ADR SP    COM       055622104  17,848      462,513   SH         SHARED-DEFINED  01         317,505  140     144,868
BRISTOL MYERS SQUIBB     COM       110122108     453       21,442   SH         SHARED-DEFINED  01          11,077    0      10,365
CADBURY SCHWEPPES DEL    PFD       127207207     230        9,100   SH         SHARED-DEFINED  01           6,100    0       3,000
CARDINAL HEALTH INC C    COM       14149Y108  17,655      309,906   SH         SHARED-DEFINED  01         206,101   85     103,720
CHESTER VY BANCORP IN    COM       166335109   1,196       52,916   SH         SHARED-DEFINED  01           6,822    0      46,094
CHEVRONTEXACO CORPORA    COM       166764100  19,772      305,828   SH         SHARED-DEFINED  01         199,636   80     106,112
CISCO SYS INC COM        COM       17275R102  12,120      933,775   SH         SHARED-DEFINED  01         518,563    0     415,212
CITIGROUP INC COM        COM       172967101  29,140      845,852   SH         SHARED-DEFINED  01         507,991  200     337,661
CLOROX CO COM            COM       189054109     369        8,000   SH         SHARED-DEFINED  01           8,000    0           0
COCA COLA CO             COM       191216100     785       19,396   SH         SHARED-DEFINED  01          10,691    0       8,705
COLGATE PALMOLIVE CO     COM       194162103  18,979      348,615   SH         SHARED-DEFINED  01         225,915  100     122,599
COMPAQ COMPUTER CORP     COM       204493100       0       11,160   SH         SHARED-DEFINED  01           8,180    0       2,980
CONOCO INC COM           COM       208251504       0      106,000   SH         SHARED-DEFINED  01           2,000    0     104,000
CONOCOPHILLIPS COM       COM       20825C104     670       12,497   SH         SHARED-DEFINED  01           1,321    0      11,176
DANAHER CORP SHS BEN     COM       235851102   3,393       51,600   SH         SHARED-DEFINED  01          51,600    0           0
DOMINION RES INC VA N    COM       25746U109   6,841      123,555   SH         SHARED-DEFINED  01          41,300    0      82,255
DUKE PWR CO              COM       264399106     351       24,162   SH         SHARED-DEFINED  01          17,417    0       6,745
E M C CORP MASS COM      COM       268648102     797      110,169   SH         SHARED-DEFINED  01          80,546    0      29,623
ELECTRONIC DATA SYS C    COM       285661104     236       13,392   SH         SHARED-DEFINED  01           6,405    0       6,987
EMERSON ELEC CO          COM       291011104  15,569      343,302   SH         SHARED-DEFINED  01         198,822  115     144,365
EXXON MOBIL CORP COM     COM       30231G102  28,002      801,206   SH         SHARED-DEFINED  01         498,202  200     302,804
FAMILY DLR STORES INC    COM       307000109  11,734      379,991   SH         SHARED-DEFINED  01         317,756  160      62,075
FANNIE MAE               COM       313586109  28,000      428,459   SH         SHARED-DEFINED  01         260,918  100     167,441
FIRST FINL BANCSHARES    COM       32020R109     213        6,000   SH         SHARED-DEFINED  01           6,000    0           0
FLEETBOSTON FINL CORP    COM       339030108   2,608      109,199   SH         SHARED-DEFINED  01          16,269    0      92,930
FLOWERS INDS INC         COM       343496105       0       14,000   SH         SHARED-DEFINED  01          14,000    0           0
FREDDIE MAC              COM       313400301   5,901      111,125   SH         SHARED-DEFINED  01          56,075    0      55,050
GANNETT INC DEL          COM       364730101     915       12,985   SH         SHARED-DEFINED  01           7,718    0       5,267
GENERAL ELEC CO          COM       369604103  29,635    1,162,174   SH         SHARED-DEFINED  01         674,298  220     487,656
GENERAL MLS INC COM      COM       370334104     292        6,400   SH         SHARED-DEFINED  01           6,400    0           0
GLOBAL CROSSING LTD C    COM       G3921A100       0       12,410   SH         SHARED-DEFINED  01          12,410    0           0
HARTFORD FINL SVCS GR    COM       416515104   2,697       76,430   SH         SHARED-DEFINED  01          76,100    0         330
HASBRO INC COM           COM       418056107     200       14,400   SH         SHARED-DEFINED  01          14,400    0           0
HEWLETT PACKARD CO CO    COM       428236103   7,573      486,992   SH         SHARED-DEFINED  01         320,524    0     166,468
HOME DEPOT INC COM       COM       437076102   1,239       50,857   SH         SHARED-DEFINED  01          27,642    0      23,215
HONEYWELL INTL INC CO    COM       438516106   4,249      198,945   SH         SHARED-DEFINED  01          13,045    0     185,900
HORMEL FOODS CORP COM    COM       440452100     254       12,000   SH         SHARED-DEFINED  01          12,000    0           0
I B M                    COM       459200101  25,926      330,562   SH         SHARED-DEFINED  01         207,329   95     123,137
ILLINOIS TOOL WKS INC    COM       452308109  13,884      238,756   SH         SHARED-DEFINED  01         194,439   80      44,237
INTEL CORP COM           COM       458140100   4,525      277,935   SH         SHARED-DEFINED  01         111,277    0     166,658
INTERPUBLIC GROUP COS    COM       460690100     209       22,455   SH         SHARED-DEFINED  01          16,070    0       6,385
J P MORGAN CHASE & CO    COM       46625H100   2,170       91,544   SH         SHARED-DEFINED  01          36,268    0      55,275
JOHN HANCOCK INVT TR     MF        47803P302     181       11,921   SH         SHARED-DEFINED  01          11,885    0          36
JOHNSON & JOHNSON        COM       478160104  34,488      595,949   SH         SHARED-DEFINED  01         355,038  120     240,791
KIMBERLY CLARK CORP C    COM       494368103     999       21,981   SH         SHARED-DEFINED  01          17,510    0       4,471
KRAFT FOODS INC CL A     COM       50075N104   6,135      217,565   SH         SHARED-DEFINED  01         115,374    0     102,191
LEGGETT & PLATT INC C    COM       524660107     399       21,800   SH         SHARED-DEFINED  01          20,800    0       1,000
LILLY, ELI AND COMPAN    COM       532457108     285        4,995   SH         SHARED-DEFINED  01           4,600    0         395
LOWES COS INC COM        COM       548661107  17,801      436,082   SH         SHARED-DEFINED  01         302,779  100     133,203
LUCENT TECHNOLOGIES I    COM       549463107      48       32,475   SH         SHARED-DEFINED  01          16,589    0      15,886
MARSH & MCLENNAN COS     COM       571748102     269        6,320   SH         SHARED-DEFINED  01           6,320    0           0
MASCO CORP COM           COM       574599106     295       15,850   SH         SHARED-DEFINED  01          14,850    0       1,000
MBIA INC                 COM       55262C100     348        9,000   SH         SHARED-DEFINED  01           9,000    0           0
MBNA CORP COM            COM       55262L100  12,192      810,109   SH         SHARED-DEFINED  01         573,979  320     235,810
MCGRAW-HILL COMPANIES    COM       580645109   8,267      148,710   SH         SHARED-DEFINED  01          62,365    0      86,345
MEDTRONIC INC COM        COM       585055106  19,918      441,443   SH         SHARED-DEFINED  01         300,712  130     140,601
MELLON FINL CORP COM     COM       58551A108   4,108      193,230   SH         SHARED-DEFINED  01         127,530    0      65,700
MERCK & CO INC           COM       589331107   3,817       69,682   SH         SHARED-DEFINED  01          66,797    0       2,885
MERRILL LYNCH & CO IN    COM       590188108     495       13,991   SH         SHARED-DEFINED  01          12,231    0       1,760
MICROSOFT CORP COM       COM       594918104   9,908      409,271   SH         SHARED-DEFINED  01         196,253    0     213,018
MORGAN STANLEY           COM       617446448   8,215      214,212   SH         SHARED-DEFINED  01         150,356    0      63,856
NOKIA CORP ADR SPONSO    COM       654902204  11,217      800,623   SH         SHARED-DEFINED  01         656,598  400     143,625
NORTEL NETWORKS CORP     COM       656568102     146       70,010   SH         SHARED-DEFINED  01          49,960    0      20,050
OMNICOM GROUP COM        COM       681919106  10,492      193,695   SH         SHARED-DEFINED  01         158,472   70      35,153
ORACLE SYS CORP          COM       68389X105   1,697      156,434   SH         SHARED-DEFINED  01          92,419    0      64,015
ORASURE TECHNOLOGIES     COM       68554V108   1,087      186,200   SH         SHARED-DEFINED  01         186,200    0           0
PAYCHEX INC COM          COM       704326107     309       11,250   SH         SHARED-DEFINED  01          11,250    0           0
PEPSICO INC              COM       713448108  17,483      437,064   SH         SHARED-DEFINED  01         279,076  100     157,888
PFIZER INC               COM       717081103  10,802      346,666   SH         SHARED-DEFINED  01         282,121  135      64,410
PHILIP MORRIS COS INS    COM       718154107       0      122,000   SH         SHARED-DEFINED  01               0    0     122,000
PITNEY BOWES INC         COM       724479100     575       18,000   SH         SHARED-DEFINED  01          18,000    0           0
PNC FINANCIAL CORP       COM       693475105   1,416       33,408   SH         SHARED-DEFINED  01          20,880    0      12,528
PRAXAIR INC COM          COM       74005P104   7,661      135,950   SH         SHARED-DEFINED  01          80,670    0      55,280
PROCTER & GAMBLE COMP    COM       742718109  19,586      219,947   SH         SHARED-DEFINED  01         138,326   60      81,561
PROGRESSIVE CORP OHIO    COM       743315103     445        7,500   SH         SHARED-DEFINED  01           7,500    0           0
QUESTAR CORP COM         COM       748356102  16,240      549,207   SH         SHARED-DEFINED  01         404,317  250     144,640
ROHM & HAAS CO COM       COM       775371107   5,145      172,780   SH         SHARED-DEFINED  01          24,830    0     147,950
ROYAL DUTCH PETE CO N    COM       780257804     400        9,814   SH         SHARED-DEFINED  01           6,554    0       3,260
SARA LEE CORP COM        COM       803111103     241       12,907   SH         SHARED-DEFINED  01          12,907    0           0
SBC COMMUNICATIONS IN    COM       78387G103  16,353      815,183   SH         SHARED-DEFINED  01         575,620  250     239,313
SOUTHERN CO COM          COM       842587107     520       18,297   SH         SHARED-DEFINED  01           1,741    0      16,556
STATE STR CORP COM       COM       857477103   8,940      282,633   SH         SHARED-DEFINED  01         238,331  130      44,172
SUN MICROSYSTEMS INC     COM       866810104     182       55,975   SH         SHARED-DEFINED  01          42,265    0      13,710
SYSCO CORP COM           COM       871829107   6,397      251,435   SH         SHARED-DEFINED  01         119,230    0     132,205
TARGET CORP COM          COM       87612E106  19,092      652,486   SH         SHARED-DEFINED  01         415,208  150     237,128
TEXAS INSTRS INC COM     COM       882508104     925       56,483   SH         SHARED-DEFINED  01          41,343    0      15,140
TRAVELERS PROP & CAS CL  COM       89420G109  11,705      830,730   SH         SHARED-DEFINED  01         574,170  300     256,260
U S BANCORP              COM       902973304     574       30,264   SH         SHARED-DEFINED  01           5,264    0      25,000
UNITED TECHNOLOGIES C    COM       913017109     990       17,126   SH         SHARED-DEFINED  01          17,081    0          45
VALUE AMER INC COM       COM       92038N102   0.001       12,000   SH         SHARED-DEFINED  01          12,000    0           0
VERIZON COMMUNICATION    COM       92343V104   9,870      279,199   SH         SHARED-DEFINED  01         145,112    0     134,087
WACHOVIA GROUP COM       COM       929903102   1,756       51,541   SH         SHARED-DEFINED  01          21,324    0      30,217
WAL MART STORES INC      COM       931142103   1,708       32,822   SH         SHARED-DEFINED  01          17,726    0      15,096
WALGREEN COMPANY         COM       931422109     355       12,030   SH         SHARED-DEFINED  01          11,730    0         300
WELLS FARGO & CO NEW     COM       949746101  23,467      521,594   SH         SHARED-DEFINED  01         325,266  110     196,218
WILEY JOHN & SONS INC    COM       968223206     296       13,067   SH         SHARED-DEFINED  01               0    0      13,067
WILMINGTON TR CORP CO    COM       971807102     237        8,520   SH         SHARED-DEFINED  01               0    0       8,520
WORLDCOM INC GA NEW C    COM       98157D106       1       11,737   SH         SHARED-DEFINED  01           8,792    0       2,945
WRIGLEY WM JR CO COM     COM       982526105     575       10,180   SH         SHARED-DEFINED  01           6,400    0       3,780
WYETH                    COM       983024100   5,377      142,178   SH         SHARED-DEFINED  01          23,387    0     118,790
XCEL ENERGY INC COM      COM       98389B100     234       18,260   SH         SHARED-DEFINED  01          14,185    0       4,075
XO COMMUNICATIONS INC    COM       983764101       0    1,472,775   SH         SHARED-DEFINED  01       1,472,775    0           0